Label	Element	Value
Loncar Cancer Immunotherapy ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001540305_SupplementTextBlock	Loncar Cancer Immunotherapy ETF (CNCR) (the “Fund”) June 15, 2018 Supplement to the Summary Prospectus and Prospectus dated December 31, 2017
Risk/Return [Heading]	rr_RiskReturnHeading	Loncar Cancer Immunotherapy ETF
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Effective with the next rebalance of the Fund’s underlying index on June 19, 2018, the index’s methodology will be amended to reduce the number of holdings in the index to 25 companies. As a result, effective June 19, 2018, the penultimate paragraph of the section entitled “Principal Investment Strategies—Loncar Cancer Immunotherapy Index” on page 3 of the Prospectus and page 2 of the Summary Prospectus will be revised to read as follows:

From the remaining companies, the Index Provider then selects (i) five of the largest pharmaceutical Immunotherapy Companies, including the leading pharmaceutical company in each of the three most established and recognized categories of immunotherapy techniques (cell-based therapies, checkpoint inhibitors, and targeted antibodies), plus the two other largest pharmaceutical Immunotherapy Companies, and (ii) the twenty largest biotechnology Immunotherapy Companies based on their market capitalization.

Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.